Rotable spare parts, furniture and equipment, net - Net carrying value (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2016 MXN ($)
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		$ 5,782,282	$ 4,375,697	$ 391,895	$ 7,385,334	$ 2,525,008
Capitalized borrowing costs	$ 456,313	357,920	193,389
Disposals of capitalized borrowing costs	$ 328,571	242,678	110,274
Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		1,214,589	692,499		1,540,788	405,135
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		3,672,090	2,783,303		4,507,770	1,206,330
Flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		664,322	630,922		733,250	577,498
Aircraft spare engines
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)					54,771
Construction and improvements in process
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		142,738	193,607		474,240	255,374
Constructions and improvements
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		15,235	25,168		40,950	35,013
Computer equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		16,547	9,323		13,071	7,200
Workshop tools
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		3,369	2,271		4,852	4,585
Electric power equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		5,122	6,254		9,012	6,928
Communications equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		4,911	4,727		5,777	3,555
Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		4,481	4,060		10,209	3,618
Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		446	886		9,634	1,357
Service carts on board
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		126	382		2,121	758
Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		38,306	22,295		36,660	$ 17,657
Allowance for obsolescence
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)					3,000
Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		8,487,429	6,655,478		10,877,907
Gross value | Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		3,424,778	2,575,495		4,220,672
Gross value | Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		3,672,090	2,783,303		4,507,770
Gross value | Flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		932,642	830,145		1,287,102
Gross value | Construction and improvements in process
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		142,738	193,607		474,240
Gross value | Constructions and improvements
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		132,446	131,503		172,460
Gross value | Computer equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		44,563	30,113		47,566
Gross value | Workshop tools
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		23,454	20,500		26,875
Gross value | Electric power equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		15,438	15,439		20,412
Gross value | Communications equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		12,305	11,229		14,099
Gross value | Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		9,530	8,405		16,301
Gross value | Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		5,496	5,587		15,026
Gross value | Service carts on board
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		5,403	5,403		7,675
Gross value | Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		66,546	44,749		70,709
Gross value | Allowance for obsolescence
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)					3,000
Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(2,705,147)	(2,279,781)		(3,492,573)
Accumulated depreciation / amortization | Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(2,210,189)	(1,882,996)		(2,679,884)
Accumulated depreciation / amortization | Flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(268,320)	(199,223)		(553,852)
Accumulated depreciation / amortization | Constructions and improvements
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(117,211)	(106,335)		(131,510)
Accumulated depreciation / amortization | Computer equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(28,016)	(20,790)		(34,495)
Accumulated depreciation / amortization | Workshop tools
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(20,085)	(18,229)		(22,023)
Accumulated depreciation / amortization | Electric power equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(10,316)	(9,185)		(11,400)
Accumulated depreciation / amortization | Communications equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(7,394)	(6,502)		(8,322)
Accumulated depreciation / amortization | Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(5,049)	(4,345)		(6,092)
Accumulated depreciation / amortization | Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(5,050)	(4,701)		(5,392)
Accumulated depreciation / amortization | Service carts on board
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(5,277)	(5,021)		(5,554)
Accumulated depreciation / amortization | Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		$ (28,240)	$ (22,454)		$ (34,049)